INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward	35,350,722	$ 28,440,000
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration date	Dec. 31, 2022
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration date	Dec. 31, 2032